THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ADVERTISING & MARKETING - 3.1%
1,765	Trade Desk, Inc. (The), Class A(a)	$ 141,288

	APPAREL & TEXTILE PRODUCTS - 2.6%
716	NIKE, Inc., Class B	117,954

	ASSET MANAGEMENT - 2.0%
630	LPL Financial Holdings, Inc.	93,146

	AUTOMOTIVE - 8.3%
2,250	Harley-Davidson, Inc.	88,943
402	Tesla, Inc.(a)	295,759
		384,702
	BIOTECH & PHARMA - 3.1%
694	Zoetis, Inc.	141,965

	E-COMMERCE DISCRETIONARY - 1.8%
1,412	Revolve Group, Inc.(a)	81,134

	ELECTRICAL EQUIPMENT - 7.5%
1,080	Cognex Corporation	95,710
343	Generac Holdings, Inc.(a)	149,883
1,053	Trimble, Inc.(a)	99,214
		344,807
	HEALTH CARE FACILITIES & SERVICES - 2.2%
225	Charles River Laboratories International, Inc.(a)	99,869

	INTERNET MEDIA & SERVICES - 24.9%
648	Airbnb, Inc., Class A(a)	100,434
83	Alphabet, Inc., Class A(a)	240,198
253	Facebook, Inc., Class A(a)	95,983
735	Match Group, Inc.(a)	101,018
73	Shopify, Inc., Class A(a)	111,309
1,886	Snap, Inc., Class A(a)	143,543
2,098	Tencent Holdings Ltd. - ADR	129,363

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INTERNET MEDIA & SERVICES - 24.9% (Continued)
2,152	Twitter, Inc.(a)	$ 138,804
900	Zillow Group, Inc., Class C(a)	86,193
		1,146,845
	LEISURE FACILITIES & SERVICES - 3.4%
83	Chipotle Mexican Grill, Inc.(a)	157,976

	MEDICAL EQUIPMENT & DEVICES - 8.2%
144	Align Technology, Inc.(a)	102,096
216	Cooper Companies, Inc.	97,353
720	Edwards Lifesciences Corporation(a)	84,370
90	Intuitive Surgical, Inc.(a)	94,820
		378,639
	RENEWABLE ENERGY - 1.9%
2,430	Green Plains, Inc.(a)	85,293

	RETAIL - DISCRETIONARY - 2.0%
225	Lululemon Athletica, Inc.(a)	90,038

	SEMICONDUCTORS - 4.8%
598	NVIDIA Corporation	133,862
406	Universal Display Corporation	84,688
		218,550
	SOFTWARE - 13.4%
346	Autodesk, Inc.(a)	107,290
315	DocuSign, Inc.(a)	93,316
216	Palo Alto Networks, Inc.(a)	99,585
180	Paycom Software, Inc.(a)	88,002
390	salesforce.com, Inc.(a)	103,455
810	Splunk, Inc.(a)	123,824
		615,472
	TECHNOLOGY SERVICES - 7.3%
502	PayPal Holdings, Inc.(a)	144,907
369	Square, Inc., Class A(a)	98,918

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY SERVICES - 7.3% (Continued)
405	Visa, Inc., Class A	$ 92,786
		336,611
	TELECOMMUNICATIONS - 2.0%
6,840	Gogo, Inc.(a)	91,998

	TOTAL COMMON STOCKS (Cost $4,499,932)	4,526,287

	TOTAL INVESTMENTS - 98.5% (Cost $4,499,932)	$ 4,526,287
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	66,676
	NET ASSETS - 100.0%	$ 4,592,963

ADR	- American Depositary Receipt
Ltd.	- Limited Company

(a)	Non-income producing security.